Deferred Receivable from Issuance of Shares (Detail) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2008
Receivable from issuance of shares	$ 121,801	$ 121,801	$ 121,801	$ 48,690
Steffen Schlehuber
Receivable from issuance of shares		2,356	2,356
Claus Schalper
Receivable from issuance of shares	1,755	1,755	1,755
Dr. Karsten Schurrle
Receivable from issuance of shares		1,203	1,203
MAPO Beteiligungsgesellschaft mbH
Receivable from issuance of shares		$ 116,487	$ 116,487